INCOME TAX - Effect of the current and deferred taxes in each component of other comprehensive income in equity (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations	$ 2,565,637	$ 883,022	$ 95,329
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	(403,983)	(1,034,816)	(50,318)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(1,198,919)	(366,195)	(47,942)
Cash flow hedges	7,980	832	13,469
Foreign currency translation differences from unhedged foreign operations	(180,798)	(548,706)	128,135
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	(1,346,315)	172,906	426,300
Investments in associates and joint ventures	(846)	13,059	(9,061)
Total other comprehensive income that will be reclassified to profit or loss, before tax	(557,244)	(879,898)	555,912
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Tax (expense) income - Hedging of net investments in foreign subsidiaries operations, deferred	(2,292)	(563)	145
Tax (expense) income - Hedging derivatives in foreign currency, deferred	275,834	310,445	18,221
Current tax (expense) income - Hedging financial liabilities in foreign currency			247,153
Deferred tax (expense) income - Hedging financial liabilities in foreign currency	476,463	110,668	(229,627)
Tax (expense) income - Cash flow hedges, deferred	(3,382)	641	(4,988)
Tax (expense) income - Foreign currency translation differences for foreign operations, deferred	(14,946)	11,484	(1,235)
Tax (expense) income - Debt financial instruments, deferred	357,814	(22,085)
Tax (expense) income - Investment in associates and joint ventures	(228)		(69,707)
Current tax (expense) income - Investment in associates and joint ventures		42,284
Deferred tax (expense) income - Investment in associates and joint ventures		(869)
Total income tax relating to components of other comprehensive income that will be reclassified to profit or loss	1,089,263	452,005	(40,038)
Current income tax relating to components of other comprehensive income that will be reclassified to profit or loss		42,284	247,153
Deferred income tax relating to components of other comprehensive income that will be reclassified to profit or loss		409,721	(287,191)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Net gain (loss) on hedges of net investments in foreign operations - Foreign currency translation differences from hedged foreign operations	2,563,345	882,459	95,474
Net gain (loss) on hedges of net investments in foreign operations - Hedging derivative instrument	(128,149)	(724,371)	(32,097)
Net gain (loss) on hedges of net investments in foreign operations - Hedging non-derivative instrument	(722,456)	(255,527)	(30,416)
Cash flow hedges	4,598	1,473	8,481
Foreign currency translation differences from unhedged foreign operations	(195,744)	(537,222)	126,900
Investments in associates and joint ventures	(1,074)	54,474	(9,061)
Unrealized gains (losses) on securities at FVOCI - Debt financial instruments	(988,501)	150,821	356,593
Total other comprehensive income that will be reclassified to profit or loss, net of tax	532,019	(427,893)	515,874
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Transfer from owner-occupied property to investment property	4,718
Asset revaluation		9,014	5,288
Unrealized gains (losses) on equity securities at FVOCI	(110,397)	193,880	237,781
Actuarial (losses) gains from defined benefit pension plans	61,665	(9,488)	(61,222)
Total other comprehensive income that will not be reclassified to profit or loss, before tax	(44,014)	193,406	181,847
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss [abstract]
Tax (expense) income - Effect of moving investment properties for own use, deferred	79
Tax (expense) income - Asset revaluation, deferred		(765)	(333)
Tax (expense) income - Equity financial instruments, deferred	(19,376)	4,425	(11,288)
Tax (expense) income - Actuarial gains (losses) from defined benefit pension plans, deferred	(15,949)	1,516	15,630
Total tax (expense) income, deferred	(35,246)	5,176	4,009
Components of other comprehensive income that will not be reclassified to profit or loss, net of tax [abstract]
Transfer from owner-occupied property to investment property	4,797
Asset revaluation		8,249	4,955
Unrealized gains (losses) on equity securities at FVOCI	(129,773)	198,305	226,493
Actuarial (losses) gains from defined benefit pension plans	45,716	(7,972)	(45,592)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(79,260)	198,582	185,856
Total other comprehensive income, before tax	(601,258)	(686,492)	737,759
Tax (expense) income	1,054,017		(283,182)
Current tax (expense) income		42,284	247,153
Deferred tax (expense) income		414,897	(283,182)
Total other comprehensive income	$ 452,759	$ (229,311)	$ 701,730